RELATED PARTY TRANSACTIONS - Other agreements (Details)		12 Months Ended
	Oct. 16, 2017 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / MWh	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($) draw
Disclosure of transactions between related parties [line items]
Borrowings		$ 12,822,000,000	$ 11,958,000,000
Sudsidiary
Disclosure of transactions between related parties [line items]
First distribution (in USD per share) | $ / shares	$ 0.93
Second distribution (in USD per share) | $ / shares	1.05
Additional distribution (in USD per share) | $ / shares	$ 0.12
Incentive Distribution Right | Sudsidiary
Disclosure of transactions between related parties [line items]
Percentage distribution until further amount distributed	15.00%
Percentage distribution thereafter	25.00%
Share payments		$ 0	0	$ 0
Class A | Sudsidiary
Disclosure of transactions between related parties [line items]
Percentage distribution until further amount distributed	85.00%
Percentage distribution thereafter	75.00%
Power purchase agreement BPUSHA | Brookfield Renewable
Disclosure of transactions between related parties [line items]
Electricity prices | $ / MWh		75
Annual increment as % of CPI		40.00%
Maximum annual increment in power purchase agreements		3.00%
Power purchase agreement GLHA
Disclosure of transactions between related parties [line items]
Power purchase agreement, term		20 years
Power purchase agreement GLHA | Brookfield Renewable
Disclosure of transactions between related parties [line items]
Electricity prices | $ / MWh		37
Annual increment as % of CPI		20.00%
Secured Revolving Credit Facility | Brookfield Renewable
Disclosure of transactions between related parties [line items]
Borrowings	$ 500,000,000
Borrowings term	3 years
Standby fee rate	0.50%
Proceeds from non-current borrowings		$ 0	$ 0
Secured Revolving Credit Facility | TerraForm Power | Brookfield Renewable
Disclosure of transactions between related parties [line items]
Number of draws | draw				2
Proceeds from non-current borrowings				$ 86,000,000
Secured Revolving Credit Facility | LIBOR | Brookfield Renewable
Disclosure of transactions between related parties [line items]
Borrowings, interest rate	3.00%
Series 8 | Medium Term Notes
Disclosure of transactions between related parties [line items]
Borrowings		$ 400,000,000
Amended Series 8 | LIBOR | Medium Term Notes
Disclosure of transactions between related parties [line items]
Borrowings, adjustment to interest rate basis		1.80%